FTI FUNDS

fti municipal bond fund
fti bond fund
fti large capitalization growth fund
fti large capitalization growth and income fund fti small capitalization equity fund fti international equity fund

SUPPLEMENT TO COMBINED PROSPECTUS DATED MARCH 31, 2000


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     The following  information is a supplement to your combined Prospectus.  We are providing this information to advise you of changes to the investment team responsible for management of the FTI SMALL CAPITALIZATION EQUITY FUND. This change is effective immediately.

FTI SMALL CAPITALIZATION EQUITY FUND

Please delete the paragraph entitled "Small Capitalization Equity Fund" beginning on page 51 of the combined prospectus and replace it with the following:

     Susan McGarry and Karen C. Fang are primarily responsible for the day-to-day investment management of the Small Capitalization Equity Fund. Ms. McGarry, Senior Vice President of FTCI, is a manager of smaller capitalization equity portfolios and is responsible for research on smaller capitalization stocks. Ms. McGarry received a B.A. in history from Yale College in 1983 and an M.P.P.M. from the Yale School of Management in 1990. She joined FTCI in 1995 to become the firm's first dedicated small cap research analyst and assumed portfolio management responsibilities in 1996 while continuing to conduct research for the firm. Prior to coming to FTCI, Ms. McGarry worked for eight years at Lehman Brothers in the Global Asset Management and Corporate Finance divisions. Ms. Fang, Senior Vice President of FTCI, is responsible for managing U.S. growth equity portfolios for institutional and individual portfolios. She received a B.A. from Mount Holyoke College in 1980 and an M.B.A. from Columbia University in 1983. She joined FTCI in 1993 and assumed portfolio management responsibilities in 2000. Prior to joining FTCI in 1993, she was with The Bank of Tokyo for three years, focusing on derivative products, and with J. Henry Schroder Bank Trust Co. for five years in the Capital Markets Group.




                                                              September 18, 2000

Edgewood Services, Inc., Distributor

CUSIP 302927504 MBF CUSIP 302927603 BF CUSIP 302927702 LCGF CUSIP 302927801
LCGIF CUSIP 302927108 SCEF CUSIP 302927207 IEF 25857 (9/00)